EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of Income or Loss Per Common and Preferred Share

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Numerator
Profit (loss) for the period	(1,400,670)	1,467,995	4,619,726	3,121,616

Denominator
Weighted average number of common shares	368,557,924	5,734	315,920,165	5,254
Weighted average number of presumed conversions	28	2,807	28	2,807

Basic profit per common share – R$	(3.80)	1.71	14.62	3.96
Diluted profit per common share – R$	(3.80)	1.71	14.62	3.96